SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Municipal Fund	December 31, 2025 (Unaudited)

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 94.4%
	Antonio B Won Pat International Airport Authority AMT, Series A, 5.25% due 10/1/2040	$ 200,000	$ 211,471
	Battery Park City Authority (Green Bond), 5.00% due 11/1/2045 - 11/1/2046	400,000	430,072
	Build NYC Resource Corp. (Young Men’s & Young Women’s Hebrew Association), 5.00% due 12/1/2032	400,000	450,908
	City of Long Beach (BAM) GO, Series B, 5.25% due 7/15/2042	500,000	536,756
	City of New York GO,
	Series A, 5.00% due 8/1/2043	800,000	845,215
	Series D1, 5.00% due 12/1/2044	400,000	405,773
	City of Yonkers (AG) GO, Series A, 5.00% due 2/15/2039	150,000	166,167
	Dutchess County Local Development Corp. (Culinary Institute of America), 5.25% due 7/1/2043	350,000	370,180
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	499,348	540,004
	Erie County (Buffalo City School District) (State Aid Withholding) IDA, Series A, 5.00% due 5/1/2026 - 5/1/2027	700,000	710,738
	Guam Government Waterworks Authority, 5.00% due 1/1/2046	340,000	340,271
	Guam Power Authority, Series A, 5.00% due 10/1/2042	250,000	257,442
	Guam Waterworks Authority (Water & Wastewater System), 5.00% due 7/1/2026 - 7/1/2027	885,000	901,374
	Hudson Yards Infrastructure Corp. (Hudson Yards Subway Station), Series A, 5.00% due 2/15/2035	150,000	153,272
	Long Island Power Authority, 5.00% due 9/1/2035	200,000	210,792
	Long Island Power Authority (Electric System Capital Improvements) (AG), Series C, 5.25% due 9/1/2029	645,000	697,798
	Monroe County (Monroe Community College Association, Inc.) (AG) IDC, 5.00% due 1/15/2028 - 1/15/2029	550,000	550,577
	Nassau County Sewer & Storm Water Finance Authority (Sewerage & Storm Water Resource Facilities), Series A, 5.00% due 10/1/2028 - 10/1/2031	1,400,000	1,400,687
	New York City Housing Development Corp. (CSA Preservation Partners LLC) (HUD) (Green Bond), Series A, 4.45% due 8/1/2043	200,000	201,191
	New York City Housing Development Corp. (FHA) (Green Bond), Series A-1, 4.55% due 11/1/2044	300,000	295,005
	New York City Housing Development Corp. (Green Bond),
[a,b]	Series A, 3.25% due 11/1/2065 (put 2/1/2030)	300,000	298,995
[a]	Series A-2, 3.70% due 5/1/2063 (put 12/30/2027)	100,000	99,908
	Series F-1A, 4.30% due 11/1/2044	350,000	338,937
	Series G, 4.60% due 11/1/2043	250,000	251,296
	New York City Housing Development Corp. (HUD) (Green Bond), Series B-1-A, 4.50% due 11/1/2044	100,000	98,318
	New York City Municipal Water Finance Authority (New York City Water & Sewer System),
	Series AA-2, 4.00% due 6/15/2042	350,000	345,553
	Series BB, 5.00% due 6/15/2045	250,000	263,522
	Series EE, 4.00% due 6/15/2042	250,000	245,306
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2036	1,000,000	1,089,154
	Series A1, 5.00% due 8/1/2038	600,000	626,153
	New York State Dormitory Authority (AG, State Aid Withholding), Series A, 5.00% due 10/1/2039 - 10/1/2044	1,100,000	1,179,073
	New York State Dormitory Authority (Barnard College), Series A, 5.00% due 7/1/2041	250,000	262,347
	New York State Dormitory Authority (Orange & Ulster Counties Board Coop Educational Services Sole Supervisory District), Series A, 4.25% due 8/15/2044	300,000	300,171
	New York State Dormitory Authority (School District Financing Program) (AG, State Aid Withholding), Series A, 5.00% due 10/1/2028	200,000	200,254
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2032 - 10/1/2033	450,000	457,906
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 4.00% due 3/15/2040 - 3/15/2042	750,000	751,753
	Series E, 4.00% due 3/15/2039	350,000	354,096
	New York State Dormitory Authority (State of New York Sales Tax Revenue),
	Series A, 5.00% due 3/15/2038	200,000	204,546
	Series A-1, 4.00% due 3/15/2043	500,000	485,316
	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 4.00% due 4/1/2034	550,000	568,877
[a]	New York State Housing Finance Agency (325 Kent LLC) (FNMA), Series A, 3.95% due 11/1/2050 (put 1/1/2035)	500,000	508,140
[a,b]	New York State Housing Finance Agency (Green Bond), Series A, 3.20% due 5/1/2056 (put 5/1/2031)	400,000	400,224
	New York State Housing Finance Agency (HUD, SONYMA) (Green Bond),
	Series A-1, 4.60% due 11/1/2045	500,000	502,358
[a]	Series A-2, 3.65% due 11/1/2062 (put 11/1/2028)	440,000	440,073
	Series C-1, 4.50% due 11/1/2043	250,000	250,983
[a]	Series E-2, 3.875% due 11/1/2063 (put 5/1/2028)	100,000	100,022
	New York Transportation Development Corp. (JFK International Air Terminal LLC) AMT, 5.00% due 12/1/2038 - 12/1/2041	500,000	521,386
	New York Transportation Development Corp. (JFK NTO LLC) (Green Bond) AMT, 5.25% due 6/30/2044	250,000	257,260
	Onondaga County Water Authority,
	Class A, 5.00% due 6/1/2045	155,000	158,925
	Series B, 5.00% due 6/1/2044	200,000	206,578
	Port Authority of New York & New Jersey AMT,
	4.00% due 11/1/2034	250,000	254,334
	Series 207, 5.00% due 9/15/2032	250,000	259,265
	Series 238, 5.00% due 7/15/2040	400,000	430,175

SCHEDULE OF INVESTMENTS, Continued
Thornburg New York Intermediate Municipal Fund	December 31, 2025 (Unaudited)

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE
	Rockland County Solid Waste Management Authority, Series A, 5.50% due 12/15/2041	$ 335,000	$ 381,369
	State of New York Mortgage Agency Homeowner Mortgage Revenue (SONYMA) (Green Bond), Series 264, 4.375% due 10/1/2044	350,000	347,736
	State of New York Mortgage Agency Homeowner Mortgage Revenue (SONYMA) (Green Bond) AMT, Series 262, 4.45% due 4/1/2036	210,000	215,623
	Tompkins County Development Corp. (Ithaca College), 5.00% due 7/1/2027	360,000	360,455
	Town of Hempstead GO, 4.00% due 5/1/2044	300,000	302,448
	Triborough Bridge & Tunnel Authority,
	Series A, 5.00% due 11/15/2045	150,000	159,939
	Series A-2, 5.00% due 11/15/2044	410,000	439,290
[a]	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series B2, 5.00% due 5/15/2050 (put 5/15/2026)	255,000	257,028
	Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series A, 5.00% due 9/1/2033	645,000	697,338
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2026 - 7/1/2028	580,000	590,076
	TOTAL LONG-TERM MUNICIPAL BONDS — 94.4% (Cost $25,874,565)		26,138,199
	SHORT-TERM INVESTMENTS — 7.1%
	MUNICIPAL BONDS — 5.9%
[a]	Metropolitan Transportation Authority (LOC Barclays Bank plc), Series E-1, 2.50% due 11/15/2050 (put 1/2/2026)	645,000	645,000
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank NA), 2.50% due 6/15/2043 (put 1/2/2026)	1,000,000	1,000,000
	TOTAL MUNICIPAL BONDS — 5.9% (Cost $1,645,000)		1,645,000
	MUTUAL FUND — 1.2%
[c]	State Street Institutional Treasury Money Market Fund, Premier Class, 3.70%	323,178	323,178
	TOTAL MUTUAL FUND — 1.2% (Cost $323,178)		323,178
	TOTAL SHORT-TERM INVESTMENTS — 7.1% (Cost $1,968,178)		1,968,178
	Total Investments — 101.5% (Cost $27,842,743)		$28,106,377
	Liabilities Net of Other Assets — (1.5)%		(401,768)
	Net Assets — 100.0%		$27,704,609

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2025.
b	When-issued security.
c	Rate represents the money market fund annualized seven-day yield at December 31, 2025.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
FHA	Insured by Federal Housing Administration
FNMA	Collateralized by Federal National Mortgage Association
GO	General Obligation
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
LOC	Letter of Credit
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Municipal Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New York Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.